REGISTRATION NO. 33-87498

811-08910

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.     ☐

POST-EFFECTIVE AMENDMENT NO. 51 ☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

AMENDMENT NO. 53 ☒

(CHECK APPROPRIATE BOX OR BOXES.)

MILES FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

AMY M. MITCHELL, PRESIDENT

MILES FUNDS, INC.

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON &
1415 28TH STREET, SUITE 200	OLDFATHER, LLP
WEST DES MOINES, IOWA 50266	1900 U.S. BANKING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JULY 26, 2019 PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933.

Institutional Money Market Fund

Prospectus

July 26, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund.  Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  If you have not previously elected to receive reports electronically, you may be eligible to elect to receive shareholder reports and other communications from the Fund electronically.  If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund for instructions.

You may also elect to receive all future reports in paper free of charge.  You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-720-2995.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Objective of the Fund	3

Fees and Expenses of the Fund	3

Risk Return Summary: Investments, Risks and Performance	3

Description of the Fund	5

Management of the Fund	6

Purchase and Sale of Shares

How the Fund Values Its Shares	6
How to Purchase Shares	6
How to Sell Shares	7

Dividends and Distributions	7

Distribution Arrangements	8

Financial Highlights	8

For More Information about the Fund	10

2

OBJECTIVE OF THE FUND

The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a “government money market fund” that seeks to maintain a stable net asset value of $1.00 per share. The Fund accepts investments from all types of institutional investors, including governmental, not-for profit, and for-profit organizations (“Institutional Investors’) except any “Eligible Public Agency” of the Iowa Public Agency Investment Trust (“IPAIT”) as that term is defined in the Declaration of Trust of IPAIT.  Eligible Public Agency shall mean a City, City Utility, or County which is a member in good standing in the applicable Association (i.e., the Iowa League of Cities, the Iowa Association of Municipal Utilities, or the Iowa State Association of Counties) judicial district departments of correctional services; or such other public agency or political subdivision as may be approved by the IPAIT Trustees.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses

(Fees paid directly from your investment)                       NONE

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage value of your investment)

Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired funds fees and expenses	0.00%
Total Fund Operating Expenses	0.41%

Expense Example

The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense Example assumes that you invest $10,000 in the Fund for the periods indicated. As you pay no redemption fees or charges if you redeem your shares, the costs are the same if you do or do not redeem your shares at the end of the period. The Expense Example also assumes that your investment has a 5 percent return each year and that the Fund’s total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Expense Examples

After 1 year	$42
After 3 years	$133
After 5 years	$232
After 10 years	$523

RISK RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund pursues its objectives by investing at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities.

3

In buying and selling securities for the Fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the Fund’s investments.  The Adviser stresses maintaining a Stable $1.00 share price, liquidity and income.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund does not intend to impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, but reserves the right to change this policy, subject to providing advance notice of any such change. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, there is risk that these entities will default on a financial obligation.

General Market Risk.  The prices of, and the income generated by, the securities held by the Fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; government or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Liquidity Risk. Liquidity risk refers to the possibility that the Trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Transactions Risk.  The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.  Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Floating and Variable Rate Securities Risk.  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities.  The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.  Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.  Such securities also may lose value.

Repurchase Agreement Risk.  There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

4

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Call Risk. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Performance

Calendar Year Chart

The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2019 was 0.54 percent. During the period shown in the bar chart, the highest return for a quarter was 0.49 percent (quarter ending 12/31/2018) and the lowest return for a quarter was 0.002 percent (quarter ending 3/31/14).

Average Annual Total Return as of 12/31/18

	1 Year	3 Year	5 Year	10 Year	Since Inception*

Institutional Money Market Fund	1.56%	0.76%	0.47%	0.31%	1.28%

*Inception Date 03/07/05, total return is annualized.

To obtain current yield information for the Fund, please call 866-720-2995.

DESCRIPTION OF THE FUND

Objectives The Fund’s investment objectives are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. There can, of course, be no assurance that the Fund will achieve its investment objectives. As a government money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share and must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, the Fund must invest 99.5% or more of its total assets in cash, government securities and or repurchase agreements that are collateralized fully. Further the Fund’s investments must each have a remaining maturity of no more than 397 days and the Fund must maintain a weighted average maturity that does not exceed 60 days and a weighted average life to maturity not to exceed 120 days.

Principal Investment Strategies

The Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities.

5

MANAGEMENT OF THE FUND

Investment Advisor

The Fund’s Adviser is Miles Capital, Inc. (Miles Capital), 1415 28th St., Suite 200, West Des Moines, Iowa 50266. Miles Capital provides continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of June 30, 2019, Miles Capital had approximately $2.1 billion in fixed income, equity and alternative markets investment strategy assets under management. The Board of Directors approved renewal of the investment advisory agreement for one year in March, 2019. A summary of the factors the Board considers each year when the investment advisory agreement is reviewed and renewed are provided in the Fund’s Annual Report following the renewal.

Miles Capital provides investment advisory services for the Fund. For these advisory services, the Fund pays Miles Capital a fee of 0.20 percent of average daily net assets of the Fund.  Miles Capital currently waives a portion of the fee.  Miles Capital may eliminate the fee waiver, in whole or in part at any time.

PURCHASE AND SALE OF SHARES

How the Fund Values Its Shares

The Fund’s NAV is calculated at 11:00 a.m. Central Time each day the Federal Reserve Bank (“Fed”) or the New York Stock Exchange (“Exchange”) is open for business. The Fund may choose to operate on a date when either the Fed or the Exchange is open. Currently, the Fund is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their amortized cost. This method involves valuing a security at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

A purchase order for shares received in good order (as described below under “How To Purchase Shares”) by the Fund by 11:00 a.m. Central Time is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day.

How to Purchase Shares

Only Institutional Investors, including governmental, not-for profit, and for-profit organizations except any “Eligible Public Agency” of the Iowa Public Agency Investment Trust (“IPAIT”) as that term is defined in the Declaration of Trust of IPAIT may purchase shares.  Eligible Public Agency shall mean a City, City Utility, or County which is a member in good standing in the applicable Association (i.e., the Iowa League of Cities, the Iowa Association of Municipal Utilities, or the Iowa State Association of Counties) judicial district departments of correctional services; or such other public agency or political subdivision as may be approved by the IPAIT Trustees. There is no minimum investment.

All purchases must be in U.S. Dollars. The Fund may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.

A “good order” to purchase shares of the Fund, first requires that an authorized official complete an Account Application and return it along with ACH instructions and authorization for the initial purchase amount, made payable to Institutional Money Market Fund, 1415 28th St., Suite 200, West Des Moines, IA 50266.

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each entity that opens an account. When you open an account, you will be asked for the name, street address, and tax ID number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers.

6

An Account Application form can be obtained by calling the Fund at (866) 720-2995. Subsequent purchases of shares of the Fund may be made at any time by mailing a check, payable to Institutional Money Market Fund to the above address, or by electronic funds transfer if you have completed the appropriate section of the Account Application. The transaction may be initiated electronically through IPASonline, or by calling (866) 720-2995 to arrange transfer from your bank account.

When purchasing your shares by check or electronic funds transfer, the purchase may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

Frequent purchases and redemptions of money market funds is the nature of such funds as the Fund is used for sweep arrangements and as a cash equivalent by many investors.  As a result, the Board of Directors has not adopted any policy affecting a shareholder’s ability to purchase and redeem shares of the Fund other than those necessary to comply with the Fund’s policies and procedures regarding anti-money laundering.

How to Sell Shares

You may redeem your shares (i.e., sell your shares back to the Fund) on any day the Fed and Exchange are open. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 3 business days. If you recently purchased your shares by electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the electronic funds transfer has been collected.

By Telephone: You may redeem your shares by telephone request. Call the Fund at (866)720-2995 with instructions on how you wish to receive your redemption proceeds.

By Internet: You may initiate your redemption by visiting https://www.ipasonline.com on the Internet. Call the Fund at (866)720-2995 to obtain authorization and instructions.

DIVIDENDS AND DISTRIBUTIONS

Directed Dividend Option

You may elect to have all income dividends and capital gains distributions paid by electronic funds transfer or reinvested.

The Directed Dividend Option may be modified or terminated by the Fund at any time after notice to participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Transfer Agent.

Dividends and Capital Gains

The Fund intends to declare net investment income daily as a dividend to shareholders at the close of business on the day of declaration. The Fund will generally pay such dividends monthly.

The Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at NAV as of the ex-dividend date, unless the shareholder elects to receive dividends or distributions in cash. Such election must be made on the account application; any change in such election must be made in writing to the Fund at 1415 28th St., Suite 200, West Des Moines, Iowa 50266 and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

7

DISTRIBUTION ARRANGEMENTS

In this prospectus the Fund offers only one class of shares. These shares are only available to Institutional Investors as defined in this prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions.)  The financial highlights information presented was derived from financial statements that were audited by KPMG LLP. Their report, along with the Fund’s financial statements and financial highlights, are included in the Fund’s annual report for the fiscal year ended 2019, which is available upon request, and incorporated herein by reference.

	Institutional Money Market Fund
	Year Ended March 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.018	$0.008	$0.002	$0.001	$0.000

Dividends and Distributions	$(0.018)	$(0.008)	$(0.002)	$(0.001)	$(0.000)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	1.82%	0.79%	0.18%	0.07%	0.05%

Ratio of Expenses to Average Net Assets, After Waivers	0.35%	0.32%	0.32%	0.23%	0.19%

Ratio of Net Investment Income to Average Net Assets, After Waivers	1.80%	0.78%	0.18%	0.07%	0.05%

Ratio of Expenses to Average Net Assets, Before Waivers*	0.42%	0.40%	0.39%	0.38%	0.40%

Ratio of Net Investment Income to Average Net Assets, Before Waivers*	1.72%	0.69%	0.11%	(0.08)%	(0.17)%

Net Assets, End of Period (000 Omitted)	$130,257	$138,970	$122,098	$113,357	$120,170

* During the period certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

8

INVESTMENT ADVISER AND ADMINISTRATOR

Miles Capital, Inc..

1415 28th St., Suite 200

West Des Moines, Iowa 50266

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, LLP

1900 U.S. Bank Building

233 S. 13th Street

Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa 50309

9

FOR MORE INFORMATION ABOUT THE FUND

The following documents will be available:

Annual/Semi-Annual Reports to Shareholders

Annual and Semi-Annual Reports to Shareholders contain additional information on the Fund’s investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund’s SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current Annual/Semi-Annual Report or the SAI by contacting the Fund:

By mail:                                                 Institutional Money Market Fund

1415 28th St., Suite 200

West Des Moines, Iowa 50266

By phone:                                       For Information and Literature:  (866) 720-2995

By email:                                           inforequest@miles-capital.com

By internet:                                www.institutionalmoneymarket.com

Or you may view or obtain these documents from the SEC:

In person:                                         at the SEC’s Public Reference Room in Washington, D.C.

By phone:                                       1-202-551-8090 (For information only)

By mail:                                                 Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-6009

(Duplicating fee required)

By email:                                           PUBLICINFO@SEC.GOV

By internet:                                WWW.SEC.GOV

The Fund’s SEC Registration Number is 811-08910.

10

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INSTITUTIONAL MONEY MARKET FUND

An Investment Portfolio of the Miles Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION

July 26, 2019

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus for the Institutional Money Market Fund, dated July 26, 2019, (the “Prospectus”), hereinafter referred to as the “Fund”.  Incorporated in this SAI by reference are the financial statements from the Fund’s Annual Report of March 31, 2019. This SAI is incorporated in its entirety into the Prospectus. You may request a free copy of the current Fund Prospectus and Annual/Semi-Annual Report by contacting the Fund:

By mail:                              Institutional Money Market Fund

1415 28th St., Suite 200

West Des Moines, Iowa 50266

By phone:  For Information and Literature:  1-866-720-2995

By email:   inforequest@miles-capital.com

TABLE OF CONTENTS

GENERAL INFORMATION	3

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS	3
Additional Information on Portfolio Instruments	3
Investment Restrictions	5

NET ASSET VALUE	6
Valuation of the Fund	6

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	7
Information Regarding Purchases	7
Matters Affecting Redemption	8

MANAGEMENT OF THE COMPANY	8
Directors and Officers	8
Investment Adviser	10
Portfolio Transactions	11
Administrator	11
Distributor	12
Administrative Services Plan	13
Custodian	14
Transfer Agency and Fund Accounting Services	14
Independent Registered Public Accounting Firm	15
Legal Counsel	15

ADDITIONAL INFORMATION	15
Description of Shares	15
Shareholder Meetings	16
Vote of a Majority of the Outstanding Shares	16
Additional Tax Information	17
Yields and Total Returns of the Fund	17
Performance Comparisons	18
Ethics Policy	18
Proxy Voting Policy	18
Control Persons and Principal Holders of Securities	18
Miscellaneous	19

FINANCIAL STATEMENTS	19

GENERAL INFORMATION

The Institutional Money Market Fund (“Fund”) is a portfolio of the Miles Funds, Inc. (“Company”), an open-end management investment company.  The Fund is diversified for the purposes of the Investment Company Act of 1940 (the “Act”) and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Company was organized on November 16, 1994 under the laws of Maryland.  Shares of the Fund may be issued in classes with differing distribution and shareholder servicing arrangements (a “Class”), although this is not authorized at this time for the Fund.  Each share (“share”) represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund, as are declared at the discretion of the Directors.  Miles Capital, Inc. (“Miles Capital”) acts as the Company’s investment adviser and provides various other services to the Fund.  No investment in shares of the Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

BANK OBLIGATIONS.  The Fund may, subject to its investment objectives and policies, invest up to .5% in bank obligations such as certificates of deposit, and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.  Certificates of deposit and time deposits will be those of domestic banks, credit unions and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the National Credit Union Administration.

VARIABLE AND FLOATING RATE SECURITIES.  The Fund may, subject to its investment objectives and policies, acquire variable and floating rate securities, subject to the Fund’s investment objective, policies and restrictions.  Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par.  In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or similar notice at intervals of not more than one year.  Securities with a demand feature exercisable over a period in excess of seven days are considered to be illiquid. (See “Illiquid Securities” above.)  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.  The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.  Frequently, letters of credit or other credit support arrangements provided by banks secure such obligations.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Such obligations frequently are not rated by credit rating agencies.  If not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations owned by the Fund.

U.S. GOVERNMENT OBLIGATIONS.  The Fund predominantly invests in U.S. Government Obligations which are U.S. Treasury Bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it were not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when Miles Capital believes that the credit risk with respect thereto is minimal.

WHEN-ISSUED SECURITIES.  The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place.  The Fund will generally not pay for such securities or start earning interest on them until they are received.  When the Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account.  Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade.  Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered advantageous.  The Fund will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund investment objectives and policies, not for investment leverage.

The Fund commitment to purchase when-issued securities will not exceed 25% of its total assets absent unusual market conditions.  The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

SECURITIES OF OTHER INVESTMENT COMPANIES.  The Fund may, subject to its investment objectives and policies, invest in securities issued by other investment companies that are also government money market funds (collectively these other investment companies are referred to as “Acquired Funds”).  The Fund currently intends to limit its investments in Acquired Funds so that, as determined immediately after a securities purchase is made: (a) not more than 3% of the outstanding voting stock of any one Acquired Fund will be owned by the Fund; and (b) such Acquired Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public offering price which includes a sales load of more than one and one-half per centum.  As a shareholder of an Acquired Fund, the Fund would bear, along with other shareholders, its pro rata portion of the Acquired Fund’s expenses, including advisory fees. Acquired Funds in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

The Prospectus of the Fund includes disclosure in the section entitled “Fees and Expenses of the Fund” about the fees and expenses that the Fund directly and indirectly bears as a result of investing in Acquired Funds. The fees and expenses related to investments in Acquired Funds are included in the total annual fund operating expenses in this section of the Prospectus, but do not correlate to the ratio of expenses to average net assets provided in the section of the Prospectuses entitled “Financial Highlights.” The Financial Highlights section reflects only direct operating expenses of the Fund which do not include Acquired Funds fees and expenses.

REPURCHASE AGREEMENTS.  Securities held by the Fund may be subject to repurchase agreements.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Company’s Board of Directors, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question.  Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  Repurchase agreements are considered to be loans by the Fund under the 1940 Act.  The Fund may not enter into repurchase agreements if, as a result, more than 10 % of the Fund’s net asset value at the time of the transaction would be invested in the aggregate in repurchase agreements maturing in more than seven days and other securities which are not readily marketable.

REVERSE REPURCHASE AGREEMENTS.  The Fund may, subject to its investment objectives and policies, borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions.  Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price.  At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times.  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of the Fund, which may not be changed without a shareholder vote. Under these restrictions the Fund may not:

1.              Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

2.              Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund;

3.              Purchase or sell real estate;

4.              Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of its borrowing.  The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding; and

5.              Make loans, except that the Fund may purchase or hold debt securities, lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

6.              Invest with a view to exercising control or influencing management;

7.              Invest more than 10 % of the value of its total assets in securities of other investment companies that are also government money market funds, except in connection with a merger, acquisition, consolidation or reorganization, subject to Section 12(d) (1) of the Investment Company Act of 1940;

8.              Purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities;

9.              Make short sales of securities or maintain a short position or write purchase or sell puts , calls, straddles, spreads or combinations thereof;

10.       Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (11) below and then securities mortgaged, hypothecated or pledged may not exceed 5 % of the Fund’s total assets taken at market value;

11.       Enter into repurchase agreements if, as a result thereof, more than 5 % of the Fund’s total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and

12.       Make loans to other persons, provided the Fund may make investments and enter into repurchase agreements;

13.       Borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding 10 % of its total assets, nor purchase securities at any time borrowings exceed 5 % of its total assets;

14.       Issue senior securities or concentrate its investments in any one industry.

15.       Invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, loans, loan participations purchased from Participating Banks) or for which no ready market exists;

The following additional investment restrictions are not fundamental and may be changed with respect to the Fund without the vote of a majority of the outstanding shares of the Fund.  The Fund may not:

1.              Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

2.              Purchase participation or direct interests in oil, gas or other mineral exploration or development programs;

3.              Purchase securities from another investment companies that are also government money market funds, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) a Fund may invest in shares of other investment companies that are also government money market funds, including other funds for which the Adviser acts as adviser subject to such restrictions as may be imposed by the 1940 Act or any state laws;

4.              Invest more than 5 % of total assets in puts, calls, straddles, spreads or any combination thereof; and

If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

NET ASSET VALUE

VALUATION OF THE FUND

The Fund is managed to comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market mutual funds. As a “Government Money Market Fund” under Rule 2a-7, the Board has adopted procedures which govern the quality, maturity, and diversity of the Fund’s investments. The Fund may invest only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength.

Pursuant to Rule 2a-7 the Board approved the use of amortized cost for purposes of valuing portfolio instruments held by the Fund. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund’s procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

To comply with Rule 2a-7 the Fund will among other things maintain a dollar-weighted average portfolio maturity appropriate to the Fund’s objective of maintaining a stable net asset value per share, provided that the Fund will not purchase securities with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 60 days.  The Company’s Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00.  These procedures include review by the Directors, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Directors promptly considers what action, if any, should be initiated.  If the Directors believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

INFORMATION REGARDING PURCHASES

Shares in the Fund are distributed on a continuous basis by the “Distributor” which has agreed to continually distribute shares of the Fund on a best efforts basis.  In addition to purchasing shares directly from the Fund, shares may be purchased, in accordance with procedures established by the Fund, through broker/dealers, banks, investment advisory firms and other financial institutions (“Participating Organizations”).

Purchases of shares in the Fund will be effected only on a Business Day (A “Business Day” constitutes any day on which the New York Stock Exchange (the “NYSE”) is open for trading or the Federal Reserve Bank of Chicago is open. Currently, either the NYSE or Federal Reserve Bank of Chicago are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day). All purchases must be in U.S. Dollars, initial purchase checks must be drawn on an account of the applicant, third party and credit card convenience checks are not accepted, a fee is charged for checks that do not clear, the Funds will not accept a P.O. Box as a primary address and the Fund may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.

Upon receipt by the Fund of an order to purchase shares, shares of the Fund are purchased at the next determined net asset value per share (see “NET ASSET VALUE”), which normally will be at $1.00 per share.  An order to purchase shares of any of the Fund will be deemed to have been received by the Fund only when federal funds with respect thereto are available to the Fund’s custodian for investment.  Federal funds are monies credited to a bank’s account with a Federal Reserve Bank.  Payment for an order to purchase shares of the Fund which is transmitted by federal funds wire will be available the same day for investment by the Funds custodian, if received prior to 3:00 p.m. Central Standard Time that day.  Payments transmitted by other means (such as by check drawn on a member of the

Federal Reserve System) will normally be converted into federal funds within two banking days after receipt.  The Fund strongly recommends that investors of substantial amounts use federal funds to purchase shares.

An order received prior to a Valuation Time on any Business Day for the Fund will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.  An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day.  Shares purchased before 11:00 a.m., Central Time, begin earning dividends on the same Business Day.  Shares purchased after 11:00 a.m., Central Time, begin earning dividends on the next Business Day.  All Shares of the Fund continue to earn dividends through the day before their redemption.

Every shareholder of record will receive a confirmation of each transaction in their account, which will also show the total number of shares of the Fund owned by the shareholder. Sending confirmations for purchases and redemptions of shares held by a Participating Organization on behalf of its Customer will be the responsibility of the Participating Organization.  Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

MATTERS AFFECTING REDEMPTION

To the greatest extent possible, the Company will attempt to honor requests from shareholders for (a) same-day payments upon redemption of the Fund shares if the request for redemption is received by the Transfer Agent before 11:00 a.m. Central Time on a Business Day or, if the request for redemption is received after 11:00 a.m. Central Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or the shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

All or part of a Customer’s shares may be required to be redeemed in accordance with instructions and limitations pertaining to its account held by a Bank.  For example, if a Customer has agreed to maintain a minimum balance in its account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem all or part of the Customer’s Shares to the extent necessary to maintain the required minimum balance.  There may be no notice period affording Shareholders an opportunity to increase the account balance in order to avoid an involuntary redemption under these circumstances.

For wire redemption, the then-current wire redemption charge may be deducted from the proceeds. This charge, if applied, will vary depending on the receiving institution’s charge for a wire redemption.  Ordinarily, it is not necessary for Shareholders to confirm telephone redemption requests in writing.

If the Company receives a redemption order but a shareholder has not clearly indicated the amount of money or number of shares involved, the Company cannot execute the order.  In such cases, the Company will request the missing information and process the order on the day such information is received.

The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the “Exchange”) is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Company, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

The Company may redeem shares of the Fund involuntarily if redemption appears appropriate in light of the Company’s responsibilities under the 1940 Act.

MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the shareholders of the Company.  The Directors elect the officers of the Company to supervise actively its day-to-day operations.  One of the members of the Board of Directors, David W. Miles, is an interested person of the Fund.

The Board of Directors meets quarterly to address certain review and approval obligations of the Board in connection with the quarterly board meetings and the Fund’s annual meeting.  The Board currently operates without committees.

The Audit Review is conducted under a charter which is reviewed and approved annually by the Board.  The Audit Review is performed solely by non-interested directors (Debra Jones, and Steven Zumbach).  Debra Jones is the named Audit Financial Expert.  The Audit Review purpose and function is to oversee the Fund’s accounting and financial reporting policies and practices and its internal controls.  The Audit Review also oversees the quality and objectivity of the independent audit and the Fund’s financial statements.  The Audit Reviewers recommend the selection, retention, or termination of the independent registered public accounting firm and meet with the Fund’s independent registered public accounting firm from time to time as they may require to review the arrangements for and scope of the annual audit, and to discuss any matters of concern relating to the audit or with respect to the Fund’s internal accounting controls and management responses.

Directors and Officers, respectively, together with information as to their principal business occupations during the last five years, service on other publicly traded boards or registered investment company boards, and other information are shown below. None of the Officers or Directors serve on the board of any other publicly traded company.  The address for each of the Directors and Officers is: 1415 28th Street, Suite 200 West Des Moines, IA 50266.

Name, Contact, Address and Age	Position held with Fund	Length of Time Served	Principal Occupations During Past Five Years	Portfolios Overseen By Director	Outside Directorships
Independent Directors:
Debra Jones Age 58	Director, Audit Financial Expert	Since 1998	CEO, Co-Founder, EnVest Partners, 2011-present	1	None
Steven Zumbach Age 69	Chair, Director	Since 1998	Attorney, Belin, Lamson, McCormick, Zumbach, and Flynn, 1977 to present	1	None

Interested Director :
David Miles Age 62	Director	Since 2010	Chair, Miles Capital, 2009 to present, Miles Group, 2007 to present; Managing Partner, ManchesterStory Fund Management 2017 to present	1	1

Officers:
Amy Mitchell Age 50	President	Since 2019	Managing Director, Miles Capital, 1990 to present	N/A	N/A
Scott Brueck Age 49	Treasurer/ Secretary	Since 2019	Controller, Miles Capital, 2012to present	N/A	N/A
Gweneth K. Gosselink Age 64	Chief Compliance Officer	Since 2013	Chief Operating Officer & CCO, Miles Capital, 2013 to present.	N/A	N/A

Directors and Officers of the Fund who are officers, directors, employees, or stockholders of the adviser and its parent do not receive any remuneration from the Fund for serving as Directors or Officers. Those Directors of the Fund who are not so affiliated with the Adviser currently receive an annual retainer fee of $6000 per year.

Compensation Table

Name of Person	Position	Aggregate Compensation 12 months ending June 30, 2019

Debra Jones	Director	$6,000
Steven Zumbach	Chairman, Lead Director	$6,000

The Fund does not have a pension or retirement plan. None of the Directors owned any shares of the Fund as of March 31, 2019.

INVESTMENT ADVISER

Investment advisory services are provided by Miles Capital, Inc. at the Fund address in West Des Moines, Iowa, pursuant to an Investment Advisory Agreement (the “Investment Advisory Agreement”).  Miles Capital, Inc. is owned by Miles Holdings, Inc. which is owned by David W. Miles and certain employees of Miles Capital.

Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services for the Fund.  For the services provided pursuant to the Investment Advisory Agreement, the Fund pays the Advisor a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of the Fund, 0.20%.  The Adviser may periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

The total investment advisory fees recorded by the Fund for the fiscal year ended March 31, 2019 were $180,585.

The total investment advisory fees waived for the Fund for the fiscal year ended March 31, 2019 were $50,032.

The total investment advisory fees recorded by the Fund for the fiscal year ended March 31, 2018 were $240,682.

The total investment advisory fees waived for the Fund for the fiscal year ended March 31, 2018 were $62,088.

The total investment advisory fees recorded by the Fund for the fiscal year ended March 31, 2017 were $239,829.

The total investment advisory fees waived for the Fund for the fiscal year ended March 31, 2017 were $51,177.

Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to the Fund and from year to year, if such continuance is approved at least annually by the Company’s Board of Directors or by vote of a majority of the outstanding shares of the Fund, and a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.  The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days’ written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the Fund, or by the Adviser.  The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that Miles Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of Miles Capital in the performance of its duties, or from reckless disregard by Miles Capital of its duties and obligations thereunder.

The Investment Adviser may enter into sponsorship arrangements with industry associations and pay a sponsorship fee.  Such fees are paid by the adviser and are not fund expenses.

PORTFOLIO MANAGEMENT.  The fixed income team consists of Doug Earney, Walt Stubbings and Dave Logeman.  Doug Earney is the lead member of the fixed income team for the Fund.

Doug Earney, CFA, serves as the Fixed Income Director and has been with Miles Capital since October, 2009. He worked at the Principal Financial Group from 2000-2009. Doug has his BA and MBA from the University of Chicago.

Walt Stubbings, CFA, CPA, has been a Fixed Income Senior Portfolio Manager since January, 2018.  Prior to that he was a fixed income portfolio manager at United Missouri Bank in Kansas City.  Walt also previously worked with the FDIC, First Trust Advisors, Kansas City Life Insurance Company and GE Financial Assurance.  Walt earned his MBA from the University of Chicago Booth School of Business.

Dave Logeman, CFA has been a Senior Fixed Income Analyst since November, 2016.  He was previously a Senior Equity analyst following the financial sector at Scout Investments and a Senior Fixed Income Credit Analyst at Security Global Investors.  Dave earned a B.S. in Finance from DePaul University and MBA from the University of Chicago Booth Graduate School of Business.

The fixed income team advises several other public fund accounts with money market portfolios or direct fixed term asset investments. In the event of a conflict between accounts (such as limited securities for investment), the investment policy of Miles Capital outlines the procedural steps the managers should follow (such as the allocation of opportunities).

PORTFOLIO HOLDINGS DISCOSURE.  The Fund’s portfolio holdings are disclosed monthly on the Institutional Money Market Fund website at www.institutionalmoneymarket.com. Disclosures of portfolio holdings for the Fund are also available upon request, as well as at SEC.gov.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, Miles Capital determines, subject to the general supervision of the Board of Directors of the Company and in accordance with the Fund’s investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund’s portfolio transactions.  Purchases and sales of portfolio securities with respect to the Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.  Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.  Transactions in the over-the-counter market are generally principal transactions with dealers.  With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Investment decisions for the Fund are made independently from those for the other funds or any other investment company or account managed by the Adviser.  Any such other Fund, investment company or account may also invest in the same securities as the Company on behalf of the Fund.  When a purchase or sale of the same security is made at substantially the same time on behalf of another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution.

ADMINISTRATOR

The Adviser also serves as administrator (the “Administrator”) to the Fund pursuant to a Management and Administration Agreement (the “Administration Agreement”).  The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by the Transfer Agent under the Transfer Agency Agreement and by the Fund Accountant under the Fund Accounting Agreement.)

Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-CEN or any replacement forms therefor; compile data for, prepare for execution by the Fund and file all of the Fund’s federal and state tax returns and required tax filings other than those required to be made by the Fund’s Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Company’s counsel; assist to the extent requested by the Fund with the Fund’s preparation of its Annual and Semi-Annual Reports to shareholders and its Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by the Distributor under the Distribution Agreement, by the Transfer Agent under the Transfer Agency Agreement and by the Fund Accountant under the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to the lesser of (1) a fee calculated daily and paid periodically, at the annual rate equal to 0.10 % of the average daily net assets of the Fund or (2) such other fee as may be agreed upon in writing by the Company and the Administrator.  The Administrator may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income available for distribution as dividends.

The Administration Agreement shall be renewed automatically for successive terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term.  The Administration Agreement is terminable on not less than 60 days’ notice by the Company’s Board of Directors or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

Foreside Distribution Services, L.P. (“Distributor”) serves as distributor to the Fund pursuant to the Distribution Agreement (the “Distribution Agreement”).  The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services, however, the Adviser pays the Distributor a fee for certain distribution-related services.

Unless otherwise terminated, the Distribution Agreement will continue if such continuance is approved at least annually (i) by the Company’s Board of Directors or by the vote of a majority of the outstanding shares of the Fund and (ii) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The current Distribution Agreement, amended effective October 23, 2014, is terminable by either party on 60 day notice with renewal and termination as provided therein.

The Fund is not sold subject to commissions and the Distributor received no commissions for the fiscal years ended March 31, 2019, March 31, 2018, and March 31, 2017.

The Company has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations.  There is no current authorization for the Plan.

If authorized by the Board, the Fund will enter into Shareholder Agreements with Participating Organizations,  pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by the Participating Organization for the accounts of its Customers and shares of a Fund purchased and held by Customers of the Participating Organization, including, but not limited to, processing automatic investments of Participating Organization’s Customer account cash balances in shares of a Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, processing purchase and redemption transactions for Customers, answering routine Customer questions concerning the Fund and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, the Participating Organization may receive a monthly fee, computed at an annual rate of the average aggregate net asset value of the shares of the Fund held during the period in Customer accounts for which the Participating Organization has provided services under this Agreement.  The Distributor will be compensated by the Fund up to the amount of any payments it makes to Participating Organization under the Rule 12b-1 Agreement.  The maximum fee is 0.25%.  Currently, no such fees are being paid.  However, the Adviser may in its sole discretion make payments to third parties up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Company.

As required by Rule 12b-1, the Plan was initially approved by the shareholders of the Fund and by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Directors”).  The Plan may be terminated with respect to the Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding shares of the Fund.  The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred.  The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose.  However, any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval.  For so long as the Plan is in effect, selection and nomination of the Independent Directors shall be committed to the discretion of such disinterested persons.

All agreements with any person relating to the implementation of the Plan may be terminated, with respect to the Fund, at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding shares of the Fund.  The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Directors, and (ii) by the vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose.  The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued.  In addition, the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders.

The Board of Directors of the Company believes that the Plan is in the best interests of the Fund since it encourages Fund growth.  As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

For the fiscal year ended March 31, 2019, no distribution fees were authorized for the Fund.

ADMINISTRATIVE SERVICES PLAN

The Company has adopted an Administrative Services Plan (the “Services Plan”), which is not currently authorized, pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions (each a “Participating Organization”), which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, “customers”) who are the beneficial or record owner of shares of the Fund.  In consideration for such services, a Participating Organization receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of shares of the Fund owned beneficially or of record by such Participating Organization’s customers for whom the Participating Organization provides such services.

The servicing agreements adopted under the Services Plan (the “Servicing Agreements”) require the Participating Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Fund, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions.

As authorized by the Services Plan, the Company may enter into Servicing Agreements with Participating Organizations pursuant to which the Participating Organizations agree to provide certain administrative support services in connection with shares of the Fund owned of record or beneficially by its customers.  Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers, (ii) providing periodic statements to its customers showing their positions in the shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Adviser; (v) providing sub-accounting with respect to the shares beneficially owned by the Participating Organization’s customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the shares pursuant to specific or pre-authorized instructions.  In consideration of such services, the Company, on behalf of the Fund, has agreed to pay each Participating Organization a monthly fee, computed at an annual rate of 0.25% of the average aggregate net asset value of shares of the Fund held during the period by customers for whom the Participating Organization has provided services under the Servicing Agreement.

The Company presently pays no servicing fees on shares of the Fund, although it may begin to do so at any time with notice to shareholders.  The Adviser may supplement the Servicing Fees paid by the Company to the Participating Organization up to the maximum fee approved by the Services Plan without further notice to shareholders and at no cost to the Fund.

The Adviser may enter into administration agreements with retirement plan administrators or other entities which provide account services, and may pay for such services, at no expense to the Fund.

For the fiscal year ended March 31, 2019, no such fees were authorized for the Fund.

CUSTODIAN

U.S. Bank, N A serves as custodian for the Fund (the “Custodian”) pursuant to the Custodian Agreement between the Company and the Custodian (the “Custodian Agreement”).  The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund’s investments.  In consideration of such services, the Fund pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 90 days’ advance written notice to the other party.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

The Adviser also serves as the Fund’s transfer agent (the “Transfer Agent”) pursuant to a Transfer Agency Agreement.  Pursuant to the Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund’s shareholders of record: maintenance of shareholder records for the Fund’s shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials.  For such services the Transfer Agent receives a fee based on the number of shareholders of record and out-of-pocket expenses.

In addition, the Adviser provides certain fund accounting services to the Fund pursuant to a Fund Accounting Agreement.  The Adviser receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of 0.03% of that Fund’s average daily net assets.  Under such Agreement, the Adviser maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gains distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market;

and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 2500 Ruan Center, Des Moines, Iowa 50309, was the Independent Registered Public Accounting Firm for the Company for the fiscal year ended March 31, 2019.  KPMG LLP performed an annual audit of the Fund’s financial statements and provided other services related to filings with respect to securities regulations.

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, LLP 1900 U.S. Bank Building, 233 S. 13th Street, Lincoln, Nebraska 68508, is counsel to the Company.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Company is a Maryland corporation, organized on November 16, 1994.  The Company’s Articles of Incorporation and all amendments are on file with the State Department of Assessments and Taxation of Maryland.  The Articles of Incorporation authorize the Board of Directors to issue 100,000,000,000 shares, with a par value of $0.001 per share.  The Company may consist of several funds organized as separate series of shares. Some series may be further divided presently in up to four additional “classes” of shares that bear different class level fees.  Additional series and additional classes of a series may be authorized in the future.  At present, only the Fund is being offered and no separate classes have been authorized.  The establishment of classes of shares was approved by the Board of Directors under the provisions of a plan adopted pursuant to Rule 18f-3, which Plan sets forth the basis for allocating certain expenses among the classes of the Company’s shares.  Under Rule 18f-3 and the Plan, the Company is permitted to establish separate classes that allow for different arrangement for shareholder services, distribution of shares and other services and to pay different “class” expenses.

The consideration received by the Company upon the issuance or sale of shares of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Company not readily identified as belonging to a particular Fund that are allocated to the Fund by the Company’s Board of Directors, subject only to the rights of creditors of the Fund, constitute the underlying assets of such Fund.  The underlying assets of each Fund are segregated on the Company’s books of account, and are charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Company.  Determinations by the Board of Directors of the Company as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are made in any manner the Board of Directors deems fair and equitable and are conclusive for all purposes.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion.  When issued for payment as described in this SAI, the shares will be fully paid and nonassessable.  In the event of a liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution of any general assets not belonging to any particular Fund which are available for distribution.  All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the Transfer Agent.  The Company’s Articles of Incorporation authorize the Board of Directors to terminate a Fund or any class by notice to shareholders without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter.  For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund.  Approval of changes to the Rule 12b-1 Plan applicable to a fund, or to a class of shares of a fund would only be effectively acted upon with respect to the fund or to a class of shares of a fund, if approved by a majority of the outstanding shares of such fund or class of shares.  However, Rule 18f-2 also provides that the ratification of the independent registered public accounting firm, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by shareholders of the Company voting without regard to series or classes.

SHAREHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate Bylaw provisions and generally will not hold an annual meeting in any year in which the election of Directors is not required to be acted on by shareholders under the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders at which time the Directors then in office will call a shareholders’ meeting for the election of Directors. The Maryland General Corporation Law also contains procedures for removal of Directors by shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than 10 % of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director.  Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 % of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders of record; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender or the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series or class except as otherwise expressly required by the Articles of Incorporation or applicable law.  For example, shareholders of a Fund will vote in the aggregate with other shareholders of the Company with respect to the election of Directors and ratification of the selection of the independent registered public accounting firm.  However, shareholders of a particular fund will vote as a fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of that Fund’s Investment Advisory Agreement, Plan and Services Plan.

As used in the Prospectus and the SAI, a “vote of a majority of the outstanding shares” of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND.  The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, and gains from the sale of securities, invest in securities within certain statutory limits, and distribute at least 90% of its net income each taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains.  There are tax uncertainties with respect to whether increasing rate securities will be treated as having an original issue discount.  If it is determined that the increasing rate securities have original issue discount, a holder will be required to include as income in each taxable year, in addition to interest paid on the security for that year, an amount equal to the sum of the daily portions of original issue discount for each day during the taxable year that such holder holds the security.  There may be tax uncertainties with respect to whether an extension of maturity on an increasing rate note will be treated as a taxable exchange. In the event it is determined that an extension of maturity is a taxable exchange, a holder will recognize a taxable gain or loss, which will be a short-term capital gain or loss if the holder holds the security as a capital asset, to the extent that the value of the security with an extended maturity differs from the adjusted basis of the security deemed exchanged therefor.

SHAREHOLDERS’ TAX STATUS.  Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares.  The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund was a regular corporation, and to the extent designated by the Fund as so qualifying.  These dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS.  Capital gains, when experienced by the Fund, could result in an increase in dividends.  Capital losses could result in a decrease in dividends.  When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

BACKUP WITHHOLDING.  The Fund may be required to withhold U.S. federal income tax at the rate of 29% of all reportable dividends (which does not include exempt-interest dividends) and capital gain distributions (as well as redemptions for the Fund) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

YIELDS AND TOTAL RETURNS OF THE FUND

The “current yield” of the Fund for a seven-day period (the “base period”) will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one %.  Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.  Yield may also be calculated on a compound basis (the “effective yield”) which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

The current yield and effective yield of the Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund.  For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described on the next page.

PERFORMANCE COMPARISONS

Investors may judge the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor’s Corporation.  Comparisons may also be made to indices or data published in iMoneyNet, a nationally recognized money market fund reporting service or Money Fund Intelligence, money market mutual fund news and performance published by Crane Data LLC.  In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Current yields or performance will fluctuate from time to time and are not necessarily representative of future results.  Accordingly, the Fund’s yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time.  Yield and performance are functions of the Fund’s quality, composition and maturity, as well as expenses allocated to the Fund.  Fees imposed upon Customer accounts by financial intermediaries for cash management services will reduce a Fund’s effective yield to Customers.

ETHICS POLICY

The Company and the Adviser have adopted codes of ethics under Rule 17j-1 under the Investment Company Act of 1940.  These codes of ethics permit personnel of the Company and Investment Adviser and other persons (“covered persons”) to invest in securities, including securities that may be purchased or held by the Fund, subject to certain conditions and reporting obligations by such covered persons

PROXY VOTING POLICY

The Company investments are not the type for which proxy voting generally applies. In the event that the Fund receives a proxy, the Company has delegated proxy-voting decisions on securities held in the Fund to the Adviser. The Adviser has a proxy voting policy which is approved by the Board of Directors.

If the Adviser determines that voting a particular proxy would create a material conflict of interest between its interest or the interests of any of its affiliated parties and the interests of the Company and the Fund, the Adviser will either (i) disclose such conflict of interest to the Board of Directors and obtain their consent before voting the proxy; or (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service.

Information on how the Fund voted proxies relating to portfolio securities during each prior 12-month period ended June 30th is filed with the SEC on Form N-PX. Form N-PX is available: (1) without charge, upon request by calling the Fund at 1-866-720-2995; and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control.  As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  As of March 31, 2019, Davenport Community School District as a holder of 35% of the Fund’s outstanding shares may be deemed to control the Fund.

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund.  As of March 31, 2019, the following persons were determined to be principal shareholders:

Institutional Money Market Fund

Name	Share Amount	% Ownership
Davenport Community School District	45,267,454	35%
Iowa City Community School District	27,107,077	21%
Waukee Community School District	12,886,232	10%
Kirkwood Community College	10,695,175	8%

As of the date hereof, none of the Officers or Directors beneficially owned any of the shares of common stock of the Fund.

MISCELLANEOUS

The Fund may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a fund within the Company or (4) describes investment management strategies for such funds.  Such information is provided to inform shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser or Company officers regarding expected trends and strategies.

Individual Directors are elected by the shareholders and serve for a term lasting until the next meeting of shareholders at which Directors are elected.  Such meetings are not required to be held at any specific intervals.  Shareholders owning not less than 10% of the outstanding shares of the Company entitled to vote may cause the Directors to call a special meeting, including for the purpose of considering the removal of one or more Directors.  Any Director may be removed at any meeting of shareholders by vote of a majority of the Company’s outstanding shares.  The Company will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Commission.  Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.  No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

The financial statements and financial highlights of the Fund for the year ended March 31, 2019, have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon, which is included in the Annual Report as of March 31, 2019, which is incorporated by reference herein.

Incorporated by reference are the financial statements from the Fund’s Annual Report as of March 31, 2019:

1. Schedule of Portfolio Investments, March 31, 2019;

2. Statement of Assets and Liabilities, March 31, 2019;

3. Statement of Operations for Year Ended March 31, 2019;

4. Statements of Changes in Net Assets for the Years Ended March 31, 2019 and March 31, 2018;

5. Notes to Financial Statements;

6. Financial Highlights for each of the periods presented; and

7. Report of Independent Registered Public Accounting Firm dated May 30, 2019.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

EXHIBIT NO.	DESCRIPTION

(a)(1)*	Articles of Amendment and Restatement, incorporated by reference to Post-Effective Amendment No. 10, filed February 25, 1998

(a)(2)*	Articles Supplementary, incorporated by reference to Post-Effective Amendment No. 26, filed October 18, 2004

(a)(3)*	Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 26, filed October 18, 2004

(a)(4)*	Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 33 filed July 29, 2008

(a)(5) *	Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 35 filed October 28, 2010

(b)*	Amended Bylaws, incorporated by reference to Post-Effective Amendment No. 19 filed October 2, 2000

(c)	Not applicable

(d)*	Amended and Restated Investment Advisory Agreement effective April 1, 2015.

(e)*	Distribution Novation Agreement effective May 31, 2017.

(f)	Not applicable

(g)*	Amended and Restated Custody Agreement with US Bank National Association effective January 1, 2015.

(h)(1)*	Amended and Restated Transfer Agency Agreement effective April 1, 2015.

(h)(2)*	Amended and Restated Management and Administrative Agreement, effective April 1, 2015.

(h)(3)*	Amended and Restated Fund Accounting Agreement effective April 1, 2015.

(h)(4)*	Form of Administrative Services Plan, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(i)*	Opinion of Ober, Kaler, Grimes & Shriver for Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 27 filed December 30, 2004

(j)(1)	Consent of Cline, Williams, Wright, Johnson & Oldfather, LLP

(j)(2)	Consent of KPMG LLP

(k)	Not Applicable

(l)*	Subscription Agreement of Initial Stockholder, incorporated by reference to the Fund’s Registration Statement, filed December 14, 1994

(m)*	Distribution and Shareholder Services Plan incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(n)(1)*	18f-3 Plan, incorporated by reference to the Pre-Effective Amendment No. 3, filed May 18, 1995

(n)(2)*	Amended 18f-3 Plan incorporated by reference to the Post-Effective Amendment No. 16, filed May 3, 2000

(n)(3)*	Amended 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 19 filed October 2, 2000

(p)(1)*	Amended Fund and Adviser Code of Ethics incorporated by reference to Post-Effective Amendment No. 43 file July 29, 2014.

*All previously filed.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 30. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit a)(1)(the “Articles”) limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the “1940 Act”). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (b), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

In addition, Paragraph 8 of the Investment Advisory Agreement included herewith as Exhibit (d) and Paragraph 1.12 of the Distribution Agreement, included herewith as Exhibit (e), provides that Miles Capital, Inc., (‘Miles Capital”),  and Foreside Distribution Services, L.P., (Foreside), shall not be liable to the Funds for any error, judgment or mistake of law or for any loss arising out of the performance of the agreement or for any act or omission in the management provided by Miles Capital or for any distribution services provided by Foreside to the Registrant for the performance of the duties under such agreements, except for willful misfeasance, bad faith or gross negligence in the performance of Foreside’s duties and, except for willful misfeasance, bad faith or negligence in the performance of Miles Capital’s duties or by reason of reckless disregard of their obligation and duties under such agreements. In addition the Distribution Agreement, Transfer Agency and Administrative Services Plan further indemnify Foreside and Miles Capital against certain liabilities arising out of the performance of such agreements.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

None.

ITEM 32.                                           Foreside Distribution Services, L.P.

ITEM 32(a)                               Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              HSBC Funds (f/k/a HSBC Investor Funds)

2.              Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

3.              Princeton Long/Short Treasury Fund, Series of Northern Lights Fund Trust

ITEM 32(b)                               The following are the Officers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Treasurer	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ITEM 32(c)                                Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Miles Capital, 1415 28th Street, Suite 200, West Des Moines, Iowa 50266, will maintain all required accounts, books and records.

Foreside Distribution Services, L.P., Three Canal Plaza, Suite 100, Portland, ME 04101 maintains the books and records of the Distributor.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines, State of Iowa, on the 26th day of July, 2019. The Registrant certifies that this amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

MILES FUNDS, INC.

By	/s/ Amy M. Mitchell
Amy M. Mitchell, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities indicated on the date indicated above have signed this Registration Statement.

SIGNATURE	TITLE

/s/Amy M. Mitchell,	President (Chief Executive Officer)
Amy M. Mitchell

/s/ Scott Brueck,	Treasurer (Chief Financial Officer)
Scott Brueck

/s/*	Director
Debra L. Johnson

/s/*	Director
Steven Zumbach

/s/*	Director
David W. Miles

* By:	/s/ Gweneth K. Gosselink

Gweneth K. Gosselink, pursuant to a power of attorney dated July 29, 2016 and filed with Post-Effective Amendment 46 filed on or about July 29, 2016.